Pension and Other Postretirement Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 18	$ 12	$ 42	$ 40	$ 51	$ 55	$ 72
Interest cost	44	22	81	68	89	114	111
Expected return on plan assets	(80)	(30)	(140)	(93)	(121)	(134)	(131)
Recognized net actuarial loss	36	11	55	33	42	34	61
Amortization of prior service cost (benefit)	2	1	5	5	6	8	9
Settlements	13	11	13	12	14	24
Curtailments		9		9	9		6
Special termination benefits			1	11	16		77
Net periodic benefit cost	33	36	57	85	106	101	205
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1		1			1	1
Interest cost	6	1	8	3	4	5	4
Recognized net actuarial loss	3		3	(2)	(3)	(2)	(1)
Amortization of prior service cost (benefit)	(2)	(2)	(2)	(6)	(9)	(2)
Curtailments		(5)		(6)	(4)
Special termination benefits				1
Net periodic benefit cost	$ 8	$ (6)	$ 10	$ (10)	$ (12)	$ 2	$ 4